Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term Debt	Long-term Debt
In October 2015, the Company entered into a term loan agreement with CRG. The term loan agreement provides for up to $30,000,000 in term loans split into two tranches as follows: (i) the Tranche A Loans provided for $20,000,000 in term loans, and (ii) the Tranche B Loans provided for up to $10,000,000 in term loans. The Company drew down the Tranche A Loans on October 13, 2015. The Tranche B Loans were available to be drawn prior to March 29, 2017. In January 2017, the term loan agreement was amended to extend the commitment period of the Tranche B Loans to April 28, 2017. In April 2017, the Company drew down $5,000,000 of the available Tranche B Loans.
In September 2018, the Company entered into Amendment No. 5 to the term loan agreement with CRG. Under the amended terms of the amended loan agreement the maturity date was extended to December 31, 2022 and the repayment schedule of the existing term loans were changed to interest only so that the outstanding principal amount of the term loans will be payable in a single installment at maturity. The related fixed interest rate was changed to equal 10.75% per annum, due and payable quarterly in arrears. At the election of the Company, 2.75% of the interest due and payable may be “paid in kind”, or PIK, and added to the then outstanding principal and 8.0% of the interest due and payable paid in cash. All unpaid principal, and accrued and unpaid interest, is due and payable in full on December 31, 2022. The amended term loan agreement also provided for additional term loans in an aggregate principal amount of up to $25,000,000. In September 2018, the Company drew down an additional $15,000,000 under the term loan agreement with CRG.
The Company may voluntarily prepay the borrowings in full, with a prepayment premium beginning at 8.0% and declining to 4.0% after the fourth payment date, to 2.0% after the eighth payment date, with no premium being payable if prepayment occurs after the third year of the loan. The Tranche A borrowing required a payment, on the borrowing date, of a financing fee equal to 1.75% of the borrowed loan principal, which is recorded as a discount to the debt. In addition, a facility fee equal to 5.0% of the amounts borrowed plus any PIK is payable at the end of the term or when the borrowings are repaid in full. A long-term liability is being accreted using the effective interest method for the facility fee over the term of the loan agreement. The borrowings are collateralized by a security interest in substantially all of the Company’s assets.
The Company is subject to financial covenants related to liquidity and minimum trailing revenue targets that begin in December 31, 2016 and are tested on an annual basis. The liquidity covenant requires the Company to maintain an amount which shall exceed the greater of (i) $3,000,000 and (ii) the minimum cash balance, if any, required of the Company by a creditor to the extent the Company has incurred permitted priority debt. The Company had to achieve minimum net revenue of $1,000,000 in 2016,
$5,000,000 in 2017, $15,000,000 in 2018, and must achieve minimum net revenue of $30,000,000 in 2019 and $40,000,000 in 2020. The liquidity financial covenant has a 90-day equity cure period following end of the calendar year to issue additional shares of equity interests in exchange for cash, or to borrow permitted cure debt. In addition, the term loan agreement prohibits the payment of cash dividends on the Company’s capital stock and also places restrictions on mergers, sales of assets, investments, incurrence of liens, incurrence of indebtedness and transactions with affiliates. CRG may accelerate the payment terms of the term loan agreement upon the occurrence of certain events of default set forth therein, which include the failure of the Company to make timely payments of amounts due under the term loan agreement, the failure of the Company to adhere to the covenants set forth in the term loan agreement, the insolvency of the Company or upon the occurrence of a material adverse change. As of March 31, 2019, the Company was in compliance with all applicable financial covenants. As of March 31, 2019, management does not believe that it is probable that the above clauses will be triggered within the next twelve months, and therefore, the debt is classified as long-term on the condensed consolidated balance sheet.
The issuance costs and debt discount have been netted against the borrowed funds on the condensed consolidated balance sheet. The long-term debt balance as of March 31, 2019 was $44,597,000.
Future maturities under the term loan agreement as of March 31, 2019 are as follows (in thousands):

Period Ending December 31:	Amount
2019	$2,696
2020	3,677
2021	3,771
2022	52,510
62,654
Add: Accretion of closing fees	958
63,612
Less: Amount representing interest	(18,841)
Less: Amount representing debt discount and debt issuance costs	(174)
Present value of minimum payments	$44,597

In October 2015, CRG purchased 327,759 shares of the Company’s Series C redeemable convertible preferred stock at $6.11 per share. In addition, CRG received warrants to purchase 163,877 shares of the Company’s Series C redeemable convertible preferred stock. The warrants are immediately exercisable, at an exercise price per share of $6.11, and expire the earlier of October 2023 or upon the consummation of a change of control or initial public offering of the Company.
In July 2017, CRG purchased 163,877 shares of the Company’s Series C convertible preferred stock at $6.11 per share.
Long-term Debt
In October 2015, the Company entered into a term loan agreement with CRG. The term loan agreement provides for up to $30,000,000 in term loans split into two tranches as follows: (i) the Tranche A Loans provided for $20,000,000 in term loans, and (ii) the Tranche B Loans provided for up to $10,000,000 in term loans. The Company drew down the Tranche A Loans on October 13, 2015. The Tranche B Loans were available to be drawn prior to March 29, 2017. In January 2017, the term loan agreement was amended to extend the commitment period of the Tranche B Loans to April 28, 2017. In April 2017, the Company drew down $5,000,000 of the available Tranche B Loans.
In September 2018, the Company entered into Amendment No. 5 to the term loan agreement with CRG. Under the amended terms of the amended loan agreement the maturity date was extended to December 31, 2022 and the repayment schedule of the existing term loans were changed to interest only so that the outstanding principal amount of the term loans will be payable in a single installment at maturity. The related fixed interest rate was changed to equal 10.75% per annum, due and payable quarterly in arrears. At the election of the Company, 2.75% of the interest due and payable may be “paid in kind” and added to the then outstanding principal and 8.0% of the interest due and payable paid in cash. All unpaid principal, and accrued and unpaid interest, is due and payable in full on December 31, 2022. The amended term loan agreement also provided for additional term loans in an aggregate principal amount of up to $25,000,000 and allow for the conversion into shares of common stock, at the Company’s option, of up to 25% of the outstanding loans under the term loan agreement in connection with an initial public offering of the Company’s common stock which results in market capitalization of at least $250,000,000. In September 2018, the Company drew down an additional $15,000,000 under the term loan agreement with CRG.
The Company may voluntarily prepay the borrowings in full, with a prepayment premium beginning at 8.0% and declining to 4.0% after the fourth payment date, to 2.0% after the eighth payment date, with no premium being payable if prepayment occurs after the third year of the loan. The Tranche A borrowing required a payment, on the borrowing date, of a financing fee equal to 1.75% of the borrowed loan principal, which is recorded as a discount to the debt. In addition, a facility fee equal to 5.0% of the amounts borrowed plus any “paid in kind” is payable at the end of the term or when the borrowings are repaid in full. A long-term liability is being accreted using the effective interest method for the facility fee over the term of the loan agreement. The borrowings are collateralized by a security interest in substantially all of the Company’s assets.
The Company is subject to financial covenants related to liquidity and minimum trailing revenue targets that begin in December 31, 2016 and are tested on an annual basis. The liquidity covenant requires the Company to maintain an amount which shall exceed the greater of (i) $3,000,000 and (ii) the minimum cash balance, if any, required of the Company by a creditor to the extent the Company has incurred permitted priority debt. The Company had to achieve minimum net revenue of $1,000,000 in 2016, $5,000,000 in 2017, $15,000,000 in 2018, and must achieve minimum net revenue of $30,000,000 in 2019 and $40,000,000 in 2020. The liquidity financial covenant has a 90-day equity cure period following end of the calendar year to issue additional shares of equity interests in exchange for cash, or to borrow permitted cure debt. In addition, the term loan agreement prohibits the payment of cash dividends on the Company’s capital stock and also places restrictions on mergers, sales of assets, investments, incurrence of liens, incurrence of indebtedness and transactions with affiliates. CRG may accelerate the payment terms of the term loan agreement upon the occurrence of certain events of default set forth therein, which include the failure of the Company to make timely payments of amounts due under the term loan agreement, the failure of the Company to adhere to the covenants set forth in the term loan agreement, the insolvency of the Company or upon the occurrence of a material adverse change. As of December 31, 2018, the Company was in compliance with all applicable financial covenants. As of December 31, 2018, management does not believe that it is probable that the above clauses will be triggered within the next twelve months, and therefore, the debt is classified as long-term on the consolidated balance sheet.
The issuance costs and debt discount have been netted against the borrowed funds on the consolidated balance sheet. The long-term debt balance as of December 31, 2018 was $44,201,000.
Future maturities under the term loan agreement as of December 31, 2018 are as follows (in thousands):

Year Ending December 31:	Amount
2019	$3,566
2020	3,677
2021	3,771
2022	52,510
63,524
Add: Accretion of closing fees	872
64,396
Less: Amount representing interest	(20,010)
Less: Amount representing debt discount and debt issuance costs	(185)
Present value of minimum payments	$44,201

In October 2015, CRG purchased 327,759 shares of the Company’s Series C redeemable convertible preferred stock at $6.11 per share. In addition, CRG received warrants to purchase 163,877 shares of the Company’s Series C redeemable convertible preferred stock. The warrants are immediately exercisable, at an exercise price per share of $6.11, and expire the earlier of October 2023 or upon the consummation of a change of control or initial public offering of the Company.
In July 2017, CRG purchased 163,877 shares of the Company’s Series C convertible preferred stock at $6.11 per share.